Financial income and expenses (Details) - USD ($) $ in Thousands		3 Months Ended
	Feb. 24, 2017	Mar. 31, 2018	Mar. 31, 2017
Financial income [Abstract]
Interest income from loans and credits		$ 119	$ 131
Interest rates benefits derivatives: cash flow hedges		177	189
Total		296	320
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities		(63,751)	(62,067)
Expenses due to interest - Other debts		(18,468)	(21,550)
Interest rates losses derivatives: cash flow hedges		(17,848)	(17,422)
Total		(100,067)	(101,039)
Other financial income / (expenses) [Abstract]
Dividend from ACBH (Brazil)		0	10,383
Other financial income		2,171	2,596
Other financial losses		(3,831)	(8,701)
Total		$ (1,660)	4,278
Dividends retained from Abengoa	$ 10,400
Abengoa [Member]
Other financial income / (expenses) [Abstract]
Loss from derecognition of fair value assigned to preferred equity investment and recognition of debt and equity instruments			$ 5,800